INVENTORIES	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4:-	INVENTORIES

	December 31,
	2015	2014

Raw materials	$469	$68
Finished products	132	166

	$601	$234